Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense	The major components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

Consolidated Statements of Operations
	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Current income tax:
Current income tax charge	$(6,926)	$(10,963)	$(10,708)
Adjustments in respect of current income tax of previous year	(758)	3,897	(271)
Deferred income tax:
Relating to origination and reversal of temporary differences	(9,173)	427	2,077
Income tax expense reported in the consolidated statements of operations	$(16,857)	$(6,639)	$(8,902)

Consolidated Statements of Other Comprehensive Income (Loss)
	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Tax effect of remeasurement on defined benefit plans	$229	$412	$—
Income tax charged directly to other comprehensive (loss) income	$229	$412	$—

Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate

A reconciliation between the income tax expense and income before tax multiplied by Bermuda’s domestic tax rate for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Income (loss) before income taxes	$169,834	$(1,843,457)	$423,576
At statutory income tax rate of 0%	—	—	—
Effects of higher tax rates in local jurisdictions	(16,857)	(6,639)	(8,902)
Income tax expense reported in the consolidated statements of operations	$(16,857)	$(6,639)	$(8,902)

Summary of Deferred Income Tax

Deferred income tax relates to the following:

	Consolidated statements of financial position		Consolidated statements of operations, consolidated statements of other comprehensive income (loss) and consolidated statements of changes in shareholders’ equity
	December 31,		Year Ended December 31,
	2024	2023	2024	2023	2022
(in USD and thousands)
Property, plant and equipment and intangible assets	$422	$(3,066)	$3,488	$(726)	$2,981
Prepaid credit card fees and commissions	(16,921)	(14,001)	(2,920)	(2,510)	(1,792)
Stock based compensation	10,669	44,916	(34,247)	31,081	(4,766)
Net operating losses	47,797	1,993	45,804	630	(1,711)
ROU assets	(6,441)	(8,046)	1,605	(230)	4,107
Lease liabilities	13,907	15,815	(1,908)	1,230	(3,912)
Other	1,298	1,160	138	(1,673)	(373)
Deferred income tax			$11,960	$27,802	$(5,466)
Net deferred tax asset	$50,731	$38,771

Deferred tax asset	$55,428	$42,853
Deferred tax liability	(4,697)	(4,082)
Deferred tax asset, net	$50,731	$38,771

Reconciliation of deferred tax asset, net
	2024	2023
As of January 1	$38,771	$10,969
Change in deferred taxes during the period recognized in the consolidated statements of operations	(9,173)	427
Change in deferred taxes during the period recognized in the consolidated statements of other comprehensive income (loss)	229	412
Change in deferred taxes during the period recognized in the consolidated statements of changes in shareholders’ equity	20,904	26,963
As of December 31	$50,731	$38,771